Finance Income and Finance Costs (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Finance Income And Costs [Abstract]
Summary of Finance Income	(a) Finance income:
	Years ended
	March 31,	March 31,
	2019	2018

Interest income	$234,700	$227,465
Foreign exchange gain	11,952	—
Finance income	$246,652	$227,465

Summary of Finance Costs

(b) Finance costs:

	Years ended
	March 31,	March 31,
	2019	2018

Interest charges and other finance costs	$(455,136)	$(1,061,588)
Interest expense on unsecured convertible debentures	—	(275,140)
Penalty on reimbursment, loss on financing and discounted fees on debt reimbursment	—	(920,429)
Foreign exchange loss	—	(189,122)
Finance costs	$(455,136)	$(2,446,279)